ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Number shares	Jun. 30, 2018 shares	Sep. 30, 2018 USD ($) Number shares	Sep. 30, 2017 USD ($) shares
Organization And Summary Of Significant Accounting Policies Details Narrative Abstract
Number of leased federal outer continental shelf blocks | Number	14		14
Number of licensed three-dimensional (3-D) seismic data | Number	3		3
Accumulated losses | $	$ (54,574,356)		$ (41,858,257)	$ (39,221,523)
Antidilutive securities excluded from EPS calculation | shares	357,582,559	214,418,438	213,089,281	164,345,443
Accounts receivable, net | $			$ 6,286,796